Liquidity (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 2,550,879		$ 2,774,312	$ 10,892,511	$ 6,654,940
Accumulated deficit	52,334,412	$ 49,783,533		49,783,533	38,891,022
Net loss was related to non-cash expenses	900,000		900,000	3,000,000.0	4,200,000
Proceeds from debt		$ 310,000		3,700,000
Sale of stock, converted				1,500,000
Proceeds from unit purchase option and warrant exercises				400,000
Proceeds from issuance of debt				800,000
Proceeds from the sale of common stock, net of offering costs	$ 2,708,642		$ 315,000	$ 289,800	$ 3,650,697
Common stock, par value	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from Issuance of Convertible Preferred Stock	$ 700,000